Income Taxes - Summary of Loss Before Provision (Benefit) For Income Taxes (Detail) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
U.K.	$ (9,472)	$ (18,613)	$ (26,846)	$ (43,199)
Foreign	(1,547)	3,190	(1,689)	(2,374)
Loss before income taxes	$ (11,019)	$ (15,423)	$ (28,535)	$ (45,573)